Securities - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2016 USD ($) Security	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)
Investment Holdings [Line Items]
Proceeds from sale of securities available for sale | $	$ 1,908,000	$ 1,022,000	$ 4,659,000
Realized gains on securities available for sale | $	$ 72,000	102,000	295,000
Proceeds from sale of held-to-maturity securities | $		23,300,000	5,600,000
Held to maturity securities sold security realized gains | $		$ 1,900,000	272,000
Available for sale securities sold security realized loss | $			0
Held to maturity securities sold security realized loss | $			$ 1,000
Government-Sponsored Enterprises [Member]
Investment Holdings [Line Items]
Number of debt security not representing other than temporary impairment | Security	1
Corporate Bonds [Member]
Investment Holdings [Line Items]
Number of debt security not representing other than temporary impairment | Security	1
Municipal Bonds [Member]
Investment Holdings [Line Items]
Number of debt security not representing other than temporary impairment | Security	3
Federal National Mortgage Association [Member]
Investment Holdings [Line Items]
Number of debt security not representing other than temporary impairment | Security	9
Federal Home Loan Mortgage Corporation [Member]
Investment Holdings [Line Items]
Number of debt security not representing other than temporary impairment | Security	1
Government National Mortgage Association [Member]
Investment Holdings [Line Items]
Number of debt security not representing other than temporary impairment | Security	1
Mortgage-Backed Securities [Member]
Investment Holdings [Line Items]
Held to maturity securities maximum percentage of remaining principal balance at the sale		15.00%	15.00%
Minimum [Member] | Multi-Family Real Estate [Member]
Investment Holdings [Line Items]
Contractual maturities	5 years
Minimum [Member] | Residential Mortgage Loans [Member]
Investment Holdings [Line Items]
Contractual maturities	15 years
Maximum [Member] | Multi-Family Real Estate [Member]
Investment Holdings [Line Items]
Contractual maturities	10 years